Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Assets
Cash and due from banks, including restricted balances of $1,567.4 and $178.1 at March 31, 2014 and December 31, 2013(1), respectively	$ 2,145.1	[1]	$ 680.1	[1]
Interest bearing deposits, including restricted balances of $768.0 and $785.5 at March 31, 2014 and December 31, 2013(1), respectively	4,548.8	[1]	5,364.6	[1]
Investment securities	2,255.0		2,630.7
Assets held for sale	1,119.4		1,003.4
Loans (see Note 6 for amounts pledged)	18,571.7	[1]	18,629.2	[1]
Allowance for loan losses	(352.6)		(356.1)
Total loans, net of allowance for loan losses	18,219.1	[1]	18,273.1	[1]
Operating lease equipment, net (see Note 5 for amounts pledged)	14,182.4	[1]	13,035.4	[1]
Unsecured counterparty receivable	279.5	[1]	301.6	[1]
Goodwill	403.5		334.6
Other assets, including $91.1 and $50.3 at March 31, 2014 and December 31, 2013, respectively, at fair value	1,704.1		1,694.1
Assets of discontinued operation	3,721.2	[1]	3,821.4	[1]
Total Assets	48,578.1		47,139.0
Liabilities
Deposits	13,189.3		12,526.5
Credit balances of factoring clients	1,213.5		1,336.1
Other liabilities, including $117.6 and $111.0 at March 31, 2014 and December 31, 2013, respectively, at fair value	2,692.6		2,664.3
Long-term borrowings, including $3,933.3 and $2,510.5 contractually due within twelve months at March 31, 2014 and December 31, 2013, respectively	19,508.8	[2]	18,484.5	[2]
Liabilities of discontinued operation	3,172.1	[1]	3,277.6	[1]
Total Liabilities	39,776.3		38,289.0
Stockholders' Equity
Common stock: $0.01 par value, 600,000,000 authorized Issued: 203,064,247 and 202,182,395 at March 31, 2014 and December 31, 2013 Outstanding: 195,029,842 and 197,403,751 at March 31, 2013 and December 31, 2013	2.0		2.0
Paid-in capital	8,569.7		8,555.4
Retained earnings	678.4		581.0
Accumulated other comprehensive loss	(76.0)	[3]	(73.6)	[3]
Treasury stock: 8,034,405 and 4,778,644 shares at March 31, 2014 and December 31, 2013 at cost, respectively	(378.1)		(226.0)
Total Common Stockholders' Equity	8,796.0		8,838.8
Noncontrolling minority interests	5.8		11.2
Total Equity	8,801.8		8,850.0
Total Liabilities and Equity	48,578.1		47,139.0
Variable Interest Entities [Member]
Assets
Interest bearing deposits, including restricted balances of $768.0 and $785.5 at March 31, 2014 and December 31, 2013(1), respectively	511.1		516.4
Assets held for sale	67.9		96.7
Total loans, net of allowance for loan losses	3,102.7		3,109.7
Operating lease equipment, net (see Note 5 for amounts pledged)	4,497.3		4,569.9
Other assets, including $91.1 and $50.3 at March 31, 2014 and December 31, 2013, respectively, at fair value	10.7		11.9
Assets of discontinued operation	3,332.9		3,438.2
Total Assets	11,522.6		11,742.8
Liabilities
Beneficial interests issued by consolidated VIEs (classified as long-term borrowings)	4,796.2		5,156.4
Liabilities of discontinued operation	3,160.3		3,265.6
Total Liabilities	$ 7,956.5		$ 8,422.0

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.
[2]	Senior Unsecured Notes at March 31, 2014 were comprised of $8,243.1 million of Unsecured Notes, $5,250.0 million of Series C Notes and $39.2 million of other unsecured debt.In April 2014, the Company sold the student loan business and the debt secured by the loans was extinguished.
[3]	All amounts are net-of-tax.